Income Taxes (10-K), Tax Credit Carryforward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Maximum [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2030
Minimum [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2021
Research & Development ("R&D") credit carryforwards | U.S. federal [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	189
Research & Development ("R&D") credit carryforwards | California state [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	245